Convertible loan notes (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Interest-bearing Loans and Borrowings

	December 31,
	2022	2021
	£’000s	£’000s
Novartis Loan Note	4,449	3,771
Loan Notes – private placement	6,636	10,613

Total	11,085	14,384

Current	11,085	—
Non-current	—	14,384

Disclosure of movements in the carrying value of the liability component of the loan notes
The movements in the carrying value of the liability component of the Loan Notes is included in the table below. Refer to Note 22 for details of Loan Notes converted to equity.

	December 31,
	2022	2021
	£’000s	£’000s

January 1	10,613	12,946
Issued	—	—
Interest charge	1,981	2,974
Converted to equity	(5,958)	(5,307)

December 31	6,636	10,613